As filed with the Securities and Exchange Commission on April 27, 2011
1933 Act Registration No. 333-171759
1940 Act Registration No. 811-22519

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1	☑

and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 2	☑
First Trust Exchange-Traded AlphaDEX Fund II
(Exact name of registrant as specified in charter)
120 East Liberty Drive
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 621-1675
W. Scott Jardine, Esq., Secretary
First Trust Exchange-Traded AlphaDEX Fund II
First Trust Advisors L.P.
120 East Liberty Drive
Wheaton, Illinois 60187
(Name and Address of Agent for Service)
Copy to:
Eric F. Fess, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603
It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to paragraph (b)
☐ on ___________ pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures
Index to Exhibits
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

     This Registration Statement relates to the First Trust Asia Pacific Ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Developed Markets Ex-US AlphaDEX® Fund and First Trust Emerging Markets AlphaDEX® Fund, each a series of the Registrant.

Signatures
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 27th day of April, 2011.

First Trust Exchange-Traded AlphaDEX Fund II

By:	/s/ James A. Bowen
James A. Bowen, President
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mark R. Bradley Mark R. Bradley	Treasurer, Chief Financial Officer and Chief Accounting Officer	April 27, 2011

/s/ James A. Bowen James A. Bowen	President, Chief Executive Officer, Chairman and Trustee	April 27, 2011

Richard E. Erickson*		)
	Trustee	)
)
Thomas R. Kadlec*		)
	Trustee	)
)
Robert F. Keith*		)
	Trustee	)
)
Niel B. Nielson*		)
	Trustee	)
)
By: /s/ James A. Bowen

James A. Bowen
Attorney-In-Fact
April 27, 2011

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant’s Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are filed herewith.

Index to Exhibits
(101)      Risk/return summary in interactive data format